Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income
Loans, including fees	$ 40,032	$ 38,776
Taxable securities	3,443	3,763
Tax-exempt securities	2,356	2,211
Federal funds sold and other	139	131
Total interest and dividend income	45,970	44,881
Interest expense
Deposits	2,292	2,788
Federal Home Loan Bank advances	1,015	1,358
Subordinated debentures	777	740
Securities sold under agreements to repurchase	20	21
Total interest expense	4,104	4,907
Net interest income	41,866	39,974
Provision for loan losses	1,500	1,100
Net interest income after provision for loan losses	40,366	38,874
Noninterest income
Service charges	4,119	4,201
Net gain on sale of securities	113	204
Net gain on sale of loans	659	461
ATM fees	1,988	1,996
Trust fees	3,130	2,627
Bank owned life insurance	492	555
Tax refund processing fees	2,324	430
Computer center item processing fees	260	248
Net gain on sale of other real estate owned	44	120
Other	745	1,220
Total noninterest income	13,874	12,062
Noninterest expense
Salaries, wages and benefits	22,293	24,758
Net occupancy expense	2,256	2,209
Equipment expense	1,421	1,273
Contracted data processing	1,560	1,306
FDIC Assessment	905	1,008
State franchise tax	888	1,130
Professional services	1,855	1,677
Amortization of intangible assets	769	846
ATM expense	806	650
Marketing expense	1,159	634
Repossession expense	673	964
Other operating expenses	6,965	6,929
Total noninterest expense	41,550	43,384
Income before income taxes	12,690	7,552
Income taxes	3,162	1,373
Net income	9,528	6,179
Preferred stock dividends and discount accretion	1,873	1,159
Net income available to common shareholders	$ 7,655	$ 5,020
Earnings per common share, basic	$ 0.99	$ 0.65
Earnings per common share, diluted	$ 0.85	$ 0.64